LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
LOSS PER SHARE
LOSS PER SHARE

10.LOSS PER SHARE

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the six months ended June 30, 2025 and 2024. Details are as below:

	For the six months ended June 30,
	2024	2025	2025
	VND million	VND million	USD
Net loss attributable to controlling interests	(33,462,508)	(37,987,877)	(1,516,361,049)
Net loss attributable to controlling interests adjusted for the effect of dilution	(33,462,508)	(37,987,877)	(1,516,361,049)

		Unit: Shares
	For the six months ended June 30,
	2024	2025
Weighted average number of ordinary shares for basic earnings per share	2,338,072,572	2,338,812,617
Weighted average number of ordinary shares adjusted for the effect of dilution	2,338,072,572	2,338,812,617

	For the six months ended June 30,
	2024	2025	2025
	VND	VND	USD
Basic loss per share	(14,312)	(16,242)	(0.65)
Diluted loss per share	(14,312)	(16,242)	(0.65)

For the period ended June 30, 2025, the Company had potential ordinary shares, including convertibles notes and warrants. As the Company incurred loss for the period ended June 30, 2025, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted average number of these potential ordinary shares were excluded from the calculation of diluted net loss per share as below:

For the period
ended June 30, 2025

DPS (Note 14)	417,238,973
Number of outstanding warrants (Note 14)	3,320,822